1. The Company History and Nature of the Business	6 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. The Company History and Nature of the Business

Compliance & Risk Management Solutions Inc. (the “Company”), formed on July 29, 2013, is engaged in providing corporate governance, compliance and risk management (“GRC” or “Risk Mitigation”) business services and technology solutions (“GRC Technology”). The Company’s GRC Solutions bring people, process and software tools to help clients more effectively and cost efficiently handle their Risk Mitigation efforts.

The financial statements have been prepared using accounting principles generally accepted in the United States of America applicable for a going concern, which assumes that the Company will realize its assets and discharge its liabilities in the ordinary course of business.   Since inception, the Company has incurred net losses of $86,106 and has a working capital deficit of $14,606 at March 31, 2014. Our ability to continue as a going concern is dependent upon achieving sales growth, management of operating expenses and ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

We need to either borrow funds from our majority shareholder or raise additional capital through equity or debt financings. We expect our current majority shareholder will be willing and able to provide such additional capital.   However, we cannot be certain that such capital (from our shareholders or third parties) will be available to us or whether such capital will be available on terms that are acceptable to us.   Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact our business. If we are unable to raise sufficient additional capital on acceptable terms, we will have insufficient funds to operate our business or pursue our planned growth.

On March 6, 2014, the Company’s SEC Form S1 filing was declared effective.   As of the date of this report, no capital has been raised as provided for under the Form S1.